Insurance Contracts - Contracts Initially Recognized in the Period (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Insurance
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	$ 119	$ 70
Total onerous contracts	119	70
Insurance | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	112	61
Total onerous contracts	112	61
Insurance | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	7	9
Total onerous contracts	7	9
Insurance | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Estimates of present value of future cash inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(17,721)	(15,745)
Total onerous contracts	(1,278)	(2,107)
Insurance | Estimates of present value of future cash inflows | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(9,182)	(9,564)
Total onerous contracts	(1,186)	(1,978)
Insurance | Estimates of present value of future cash inflows | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Estimates of present value of future cash inflows | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(8,539)	(6,181)
Total onerous contracts	(92)	(129)
Insurance | Estimates of present value of future cash inflows | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Insurance acquisition cash flows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	2,777	2,286
Total onerous contracts	122	102
Insurance | Insurance acquisition cash flows | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	1,033	1,009
Total onerous contracts	101	77
Insurance | Insurance acquisition cash flows | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Insurance acquisition cash flows | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	1,744	1,277
Total onerous contracts	21	25
Insurance | Insurance acquisition cash flows | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Other cash outflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	13,085	11,757
Total onerous contracts	1,146	1,953
Insurance | Other cash outflows | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	7,456	7,804
Total onerous contracts	1,076	1,845
Insurance | Other cash outflows | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Other cash outflows | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	5,629	3,953
Total onerous contracts	70	108
Insurance | Other cash outflows | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	530	513
Total onerous contracts	129	122
Insurance | Risk adjustment | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	293	260
Total onerous contracts	121	117
Insurance | Risk adjustment | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | Risk adjustment | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	237	253
Total onerous contracts	8	5
Insurance | Risk adjustment | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Insurance | CSM
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	1,448	1,259
Insurance | CSM | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	512	552
Insurance | CSM | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Insurance | CSM | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	936	707
Insurance | CSM | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	44	35
Reinsurance contracts held | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Reportable segments | Canada | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	43	34
Reinsurance contracts held | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Reportable segments | U.S. | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Reinsurance contracts held | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Reportable segments | Asia | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	1	1
Reinsurance contracts held | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Reportable segments | Corporate | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Total onerous contracts	0	0
Reinsurance contracts held | Estimates of present value of future cash inflows
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	564	349
Reinsurance contracts held | Estimates of present value of future cash inflows | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	158	149
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	275	264
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Canada | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	155	148
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | U.S. | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	289	85
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Asia | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	3	1
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash inflows | Reportable segments | Corporate | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(620)	(394)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(148)	(148)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(275)	(277)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Canada | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(145)	(147)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | U.S. | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(345)	(117)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Asia | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(3)	(1)
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Estimates of present value of future cash outflows, premiums and other expenses | Reportable segments | Corporate | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Risk adjustment
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	120	102
Reinsurance contracts held | Risk adjustment | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	56	45
Reinsurance contracts held | Risk adjustment | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	82	70
Reinsurance contracts held | Risk adjustment | Reportable segments | Canada | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	56	45
Reinsurance contracts held | Risk adjustment | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Risk adjustment | Reportable segments | U.S. | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Risk adjustment | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	38	32
Reinsurance contracts held | Risk adjustment | Reportable segments | Asia | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Risk adjustment | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | Risk adjustment | Reportable segments | Corporate | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | CSM
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(64)	(57)
Reinsurance contracts held | CSM | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(66)	(46)
Reinsurance contracts held | CSM | Reportable segments | Canada
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(82)	(57)
Reinsurance contracts held | CSM | Reportable segments | Canada | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	(66)	(46)
Reinsurance contracts held | CSM | Reportable segments | U.S.
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | CSM | Reportable segments | U.S. | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | CSM | Reportable segments | Asia
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	18	0
Reinsurance contracts held | CSM | Reportable segments | Asia | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | CSM | Reportable segments | Corporate
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	0	0
Reinsurance contracts held | CSM | Reportable segments | Corporate | Loss component
Disclosure of reconciliation of changes in insurance contracts by components [line items]
Total contracts initially recognized in the period (excluding acquisitions)	$ 0	$ 0